NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
GST tax receivable	$ 6,808		$ 6,808		$ 11,647	$ 946
Income Tax Expense (Benefit)	72,000	$ 82,440	72,000	$ 82,440	77,470	48,267
Research and development	$ 142,803	$ 2,443	$ 296,277	$ 6,322	$ 134,319	$ 8,168
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			409,272,805		335,716,597	6,069,667
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			33,569,634		7,379,158	3,000,000
Machinery and Equipment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Property, Plant and Equipment, Useful Life					5 years